Note 38 Other administrative expense (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of Other administrative expense [Line Items]
Technology and systems	€ 881	€ 799
Communication expense	132	107
Advertising expense	199	164
Property Fixtures And Materials expense	284	249
Tax expense other than income tax expense	260	228
Surveillance and security service expense	125	120
Other expenses	587	515
Other expense, by function	€ 2,467	€ 2,181